CLARION PARTNERS REAL ESTATE INCOME FUND INC.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Clarion Partners Real Estate Income Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-23408

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

1.	Title of the class of securities of Clarion Partners Real Estate Income Fund Inc. (the “Fund”) to be called or redeemed:

Series A Cumulative Preferred Stock (the “Series A Preferred Shares”).

2.	The date on which the securities are to be called or redeemed:

The Series A Preferred Shares will be redeemed on December 21, 2022.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

All outstanding Series A Preferred Shares will be redeemed. The Series A Preferred Shares are being repurchased pursuant to Section 5(a) of the Articles Supplementary for the Series A Preferred Shares dated as of January 7, 2020.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will redeem 125 Series A Preferred Shares.

The number of Series A Preferred Shares to be redeemed will be allocated among all the Series A Preferred Shares outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of November, 2022.

CLARION PARTNERS REAL ESTATE INCOME FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Secretary